Other financial assets, Non-current (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 INR (₨)
Other financial assets, Non-current
Total	$ 401	₨ 30,631	₨ 30,233
Interest reinvested on non-current term deposits		1,097
Security deposits
Other financial assets, Non-current
Total		30,356	₨ 30,233
Security deposits | Minimum
Other financial assets, Non-current
Remaining tenure for security deposits	3 years
Security deposits | Maximum
Other financial assets, Non-current
Remaining tenure for security deposits	8 years
Interest accrued on term deposits
Other financial assets, Non-current
Total		₨ 275